Quarterly portfolio holdings
John Hancock
Floating Rate Income Fund
Fixed income
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 85.4%					$840,231,517
(Cost $850,316,516)
Communication services 8.1%					79,424,947
Diversified telecommunication services 2.4%
Cincinnati Bell, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	7.077	11-22-28		4,690,755	4,695,633
Connect Finco Sarl, 2024 Extended Term Loan B (1 month CME Term SOFR + 4.500%)	8.827	09-27-29		2,968,128	2,702,866
Eircom Finco Sarl, 2025 EUR Term Loan B5 (1 month EURIBOR + 2.750%)	4.881	05-15-29	EUR	3,000,000	3,396,779
Frontier Communications Holdings LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.500%)	6.792	07-01-31		2,741,198	2,737,771
Masorange Finco PLC, 2025 EUR Term Loan B (3 month EURIBOR + 2.750%)	5.217	03-25-31	EUR	2,710,463	3,068,824
Voyage Digital NZ, Ltd., 2024 Term Loan (3 month CME Term SOFR + 3.250%)	7.574	05-11-29		2,665,455	2,652,128
Zacapa Sarl, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	8.049	03-22-29		4,399,325	4,403,724
Entertainment 0.2%
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (3 month EURIBOR + 5.000%) (B)	8.795	06-05-30	EUR	729,001	0
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 0.500%)	4.054	09-15-26	EUR	562,910	1,917
TouchTunes Music Group LLC , 2024 Incremental Term Loan (3 month CME Term SOFR + 4.750%)	9.049	04-02-29		2,035,285	1,953,874
Interactive media and services 0.8%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	8.577	05-03-28		4,104,551	3,937,167
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%)	8.577	12-31-31		2,329,208	2,117,833
Plusgrade, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.500%)	7.799	03-03-31		1,294,569	1,271,914
Media 3.9%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	9.756	08-15-28		1,818,408	1,670,371
Cengage Learning, Inc., 2024 1st Lien Term Loan B (1 and 3 month CME Term SOFR + 3.500%)	7.828	03-24-31		1,256,509	1,257,075
Charter Communications Operating LLC, 2023 Term Loan B4 (3 month CME Term SOFR + 2.000%)	6.298	12-07-30		2,406,956	2,402,720
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.691	03-23-28		4,339,727	4,209,535
CSC Holdings LLC, 2022 Term Loan B6 (1 month CME Term SOFR + 4.500%)	8.829	01-18-28		2,460,277	2,426,448
Digital Media Solutions LLC, 2025 Exit Term Loan (3 month CME Term SOFR + 7.500%) (B)	11.799	02-24-29		585,376	585,376
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	8.649	08-19-28		2,876,569	2,819,038
Knot Worldwide, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.077	01-31-28		5,386,070	5,359,139
Magnite, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	02-06-31		1,476,923	1,469,538
Radiate Holdco LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.691	09-25-26		3,749,346	3,289,601
Research Now Group LLC, 2024 First Lien First Out Term Loan (3 month CME Term SOFR + 5.000%)	9.586	07-15-28		476,339	474,753
Research Now Group LLC, 2024 First Lien Second Out Term Loan (3 month CME Term SOFR + 5.500%)	10.086	10-15-28		3,379,500	2,948,614
Speedster Bidco GmbH, 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.549	12-10-31		1,809,398	1,810,158
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month CME Term SOFR + 2.000%)	6.443	04-30-28		1,042,433	1,018,457
United Talent Agency LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.075	07-07-28		3,441,357	3,441,357
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	7.693	01-31-29		3,046,999	3,001,294
Wireless telecommunication services 0.8%
Crown Subsea Communications Holding, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 4.000%)	8.324	01-30-31		5,045,038	5,062,393
Iridium Satellite LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	09-20-30		3,249,829	3,238,650
Consumer discretionary 9.5%					93,079,891
Automobile components 0.7%
Parts Europe SA, 1st Lien EUR Term Loan B (3 month EURIBOR + 3.250%)	5.486	02-03-31	EUR	840,511	956,153
Tenneco, Inc., 2022 Term Loan A (1 and 3 month CME Term SOFR + 4.750%)	9.174	11-17-28		1,366,246	1,316,938
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	9.422	11-17-28		1,978,929	1,914,000
Wheel Pros LLC, 2024 Term Loan (3 month CME Term SOFR + 6.000%)	10.299	12-03-29		2,648,225	2,586,442
Broadline retail 0.6%
Peer Holding III BV, 2025 USD Term Loan B4B (3 month CME Term SOFR + 2.500%)	6.799	10-28-30		2,250,830	2,254,342
Wand NewCo 3, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	01-30-31		3,763,367	3,725,319
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Distributors 0.1%
OptiGroup AB, EUR Term Loan B1 (1 month EURIBOR + 5.250%)	7.346	03-16-29	EUR	899,836	$966,801
Diversified consumer services 2.6%
Foundational Education Group, Inc., 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	8.291	08-31-28		2,416,341	2,178,742
Fugue Finance LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.583	01-09-32		4,553,855	4,563,327
GBT US III LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.783	07-28-31		3,295,696	3,291,576
Learning Care Group US No 2, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	8.287	08-11-28		2,413,597	2,412,994
Lernen US Finco LLC, 2024 USD Term Loan B2 (6 month CME Term SOFR + 4.000%)	8.290	10-27-31		1,920,236	1,922,636
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	7.033	07-25-30		1,312,779	1,314,184
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.000%)	6.327	07-18-31		2,872,521	2,865,800
TEI Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	8.299	04-09-31		2,013,981	2,019,016
Whatabrands LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	08-03-28		4,616,545	4,602,510
Hotels, restaurants and leisure 3.6%
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.577	02-06-31		3,919,839	3,901,455
Flutter Financing BV, 2025 Term Loan B (C)	TBD	05-24-32		273,188	272,163
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	12-15-27		4,988,789	4,981,556
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	04-26-30		4,899,762	4,786,480
Lakeland Holdings LLC, 2020 HoldCo Term Loan (8.000% Cash or 13.250% PIK)	8.000	09-25-27		562,012	9,835
Lakeland Tours LLC, 2025 Term Loan (B)	20.000	09-25-27		3,121	3,121
Light & Wonder International, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.250%)	6.573	04-14-29		3,427,905	3,415,907
MIC Glen LLC, 2025 Term Loan (1 month CME Term SOFR + 3.250%)	7.577	07-21-28		3,158,697	3,169,563
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.077	09-20-30		3,189,554	3,175,201
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	8.549	08-01-30		3,184,981	3,130,836
Sabre GLBL, Inc., 2024 Term Loan B1 (C)	TBD	11-15-29		330,327	326,472
Scientific Games Holdings LP, 2024 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.285	04-04-29		3,443,868	3,422,791
Six Flags Entertainment Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.327	05-01-31		853,112	853,325
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.327	03-14-31		2,354,887	2,353,827
Tacala Investment Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	01-31-31		1,892,673	1,897,404
Leisure products 0.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	12-21-28		3,080,820	3,058,114
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 2.250%)	6.577	02-13-32		545,278	540,169
Specialty retail 1.2%
Leslie’s Poolmart, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	7.191	03-09-28		2,874,438	2,135,765
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.000%)	7.333	05-04-28		4,725,546	4,682,733
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	8.177	10-15-28		1,776,619	1,668,760
United Petfood Finance BV, 2025 EUR Term Loan B (6 month EURIBOR + 2.750%)	5.171	02-26-32	EUR	2,969,491	3,367,494
Textiles, apparel and luxury goods 0.3%
Tory Burch LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.691	04-16-28		2,350,269	2,306,625
WH Borrower LLC, 2025 Term Loan B (3 month CME Term SOFR + 4.750%)	9.072	02-20-32		736,653	729,515
Consumer staples 2.7%					27,099,922
Beverages 0.1%
Pegasus Bidco BV, 2024 EUR Term Loan B2 (3 month EURIBOR + 3.500%)	5.643	07-12-29	EUR	1,325,380	1,511,795
Food products 1.8%
CHG PPC Parent LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	7.441	12-08-28		3,015,852	3,023,391
Financiere Labeyrie Fine Foods SASU, 2021 EUR Term Loan B (3 month EURIBOR + 4.250%)	6.605	07-30-26	EUR	2,750,308	2,830,383
Flora Food Management BV, 2025 EUR Term Loan B13 (6 month EURIBOR + 4.000%)	6.562	01-03-28	EUR	1,500,618	1,696,431
Flora Food Management US Corp., 2025 USD Term Loan B12 (3 month CME Term SOFR + 3.750%)	8.072	01-03-28		3,450,270	3,440,195
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.000%)	6.237	09-30-31		3,786,536	3,775,706
Peralta Inversiones Globales SL, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.779	07-18-31	EUR	1,447,909	1,649,371
Saratoga Food Specialties LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.549	03-12-29		1,105,253	1,103,871
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Household products 0.3%
Kronos Acquisition Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.299	07-08-31		3,347,385	$2,847,654
Personal care products 0.5%
Opal US LLC, USD Term Loan B (C)	TBD	04-28-32		2,134,819	2,135,887
Rainbow UK Bidco, Ltd., EUR Term Loan B (6 month EURIBOR + 3.250%)	5.710	02-23-29	EUR	2,728,709	3,085,238
Energy 2.3%					22,443,527
Oil, gas and consumable fuels 2.3%
CD&R Firefly Bidco PLC, 2025 EUR Term Loan (3 month EURIBOR + 3.750%)	5.926	04-30-29	EUR	2,658,008	3,000,893
Delek US Holdings, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.500%)	7.927	11-19-29		3,937,110	3,828,839
EG Finco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.500%)	6.855	02-07-28	EUR	3,507,954	4,003,659
EPIC Crude Services LP, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.256	10-15-31		1,968,055	1,972,366
M6 ETX Holdings II Midco LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	04-01-32		2,600,312	2,606,007
NGL Energy Operating LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.072	02-03-31		485,504	468,337
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 2.250%)	6.548	08-16-30		2,770,225	2,770,613
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.575	10-05-28		3,798,967	3,792,813
Financials 12.5%					123,176,842
Capital markets 2.3%
Aretec Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	08-09-30		4,268,830	4,261,061
CFC Bidco, Ltd., Term Loan B (C)	TBD	05-31-32		1,936,257	1,916,895
Emerald X, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.750%)	8.077	01-30-32		2,282,203	2,287,908
Focus Financial Partners LLC, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.750%)	7.077	09-15-31		2,440,428	2,425,566
Hightower Holding LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	7.260	02-03-32		5,637,513	5,623,419
LSF11 Trinity Bidco, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.323	06-14-30		684,873	681,449
Mariner Wealth Advisors LLC, Term Loan B (3 month CME Term SOFR + 2.500%)	6.799	08-18-28		2,847,174	2,844,070
Stepstone Group MidCo 2 GmbH, EUR Term Loan B (6 month EURIBOR + 4.500%)	6.673	04-26-32	EUR	2,151,619	2,386,353
Financial services 5.7%
Aragorn Parent Corp., Term Loan (1 month CME Term SOFR + 4.250%)	8.579	12-15-28		3,410,590	3,425,938
Ascensus Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	08-02-28		4,449,926	4,430,835
Avolon TLB Borrower 1 US LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.073	06-24-30		2,404,508	2,403,811
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B (6 month EURIBOR + 3.750%)	6.458	10-30-31	EUR	1,246,757	1,422,709
CPI Holdco B LLC, 2024 Term Loan (1 month CME Term SOFR + 2.000%)	6.327	05-19-31		1,978,177	1,973,845
DRW Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	06-26-31		4,752,796	4,752,796
Everest Subbidco SAS, EUR Term Loan B1 (3 month EURIBOR + 4.500%)	6.856	12-10-31	EUR	1,319,189	1,498,338
Everest Subbidco SAS, EUR Term Loan B2 (3 month EURIBOR + 4.500%)	6.856	12-10-31	EUR	651,988	740,529
GIP Pilot Acquisition Partners LP, 2025 Term Loan B (3 month CME Term SOFR + 2.000%)	6.277	10-04-30		924,316	922,393
GTCR Everest Borrower LLC, 2024 Term Loan (3 month CME Term SOFR + 2.750%)	7.049	09-05-31		2,762,577	2,758,350
Hudson River Trading LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.333	03-18-30		3,843,084	3,851,347
Jane Street Group LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.333	12-15-31		5,416,051	5,400,345
Jump Financial LLC, 2025 Term Loan B (3 month CME Term SOFR + 4.250%)	8.549	02-26-32		4,298,430	4,309,176
June Purchaser LLC, Term Loan (6 month CME Term SOFR + 3.250%)	7.467	11-28-31		2,549,295	2,555,846
Kestra Advisor Services Holdings A, Inc., 2024 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	7.327	03-22-31		1,281,541	1,278,017
Mermaid Bidco, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.510	07-03-31		2,074,166	2,075,473
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 3.000%)	7.327	11-17-31		4,317,154	4,308,477
Osaic Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	08-17-28		5,366,372	5,380,969
Summit Acquisition, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.077	10-16-31		889,750	889,750
WEX, Inc., 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	6.077	03-05-32		1,753,958	1,742,995
Insurance 3.9%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	7.327	11-06-30		5,331,743	5,292,875
Alliant Holdings Intermediate LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 2.750%)	7.075	09-19-31		3,975,897	3,957,886
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	01-30-32		2,930,909	2,926,600
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	9.691	01-31-28		1,023,227	986,135
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month CME Term SOFR + 5.250%)	9.691	01-20-29		606,773	573,783
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%)	8.427	08-19-28		4,680,739	$4,653,450
Asurion LLC, 2023 Term Loan B11 (1 month CME Term SOFR + 4.250%)	8.677	08-19-28		1,445,769	1,440,348
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.333	05-26-31		4,555,300	4,557,213
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.000%)	7.327	06-13-31		4,413,335	4,416,513
Cross Financial Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	10-31-31		2,656,905	2,673,511
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.769	06-20-30		3,384,105	3,382,853
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	7.327	11-01-28		3,044,733	3,040,927
IMA Financial Group, Inc., Term Loan B (C)	TBD	11-01-28		233,336	233,044
Mortgage real estate investment trusts 0.6%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month CME Term SOFR + 3.500%)	7.941	03-11-28		1,196,577	1,187,603
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	7.191	05-15-26		564,834	560,598
Blackstone Mortgage Trust, Inc., 2022 Term Loan B4 (1 month CME Term SOFR + 3.500%)	7.827	05-09-29		1,889,168	1,893,891
Blackstone Mortgage Trust, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.077	12-11-28		1,060,894	1,066,199
KREF Holdings X LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.592	03-05-32		1,783,629	1,784,753
Health care 11.5%					112,692,910
Health care equipment and supplies 1.3%
Auris Luxembourg III Sarl, 2024 Term Loan B4 (3 and 6 month CME Term SOFR + 3.750%)	7.881	02-28-29		3,336,498	3,346,941
Bausch + Lomb Corp., Term Loan (C)	TBD	05-10-27		2,445,968	2,437,065
Hanger, Inc., 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 3.500%)	7.827	10-23-31		39,122	38,985
Hanger, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	10-23-31		2,025,670	2,018,580
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	10-23-28		5,056,187	5,050,322
Health care providers and services 6.4%
AHP Health Partners, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.077	08-24-28		2,635,160	2,642,855
Alloheim Senioren-Residenzen SE, 2018 EUR Term Loan B (C)	TBD	05-22-28	EUR	900,111	1,027,141
Colosseum Dental Finance BV, EUR Term Loan B (3 month EURIBOR + 3.750%)	6.176	03-22-32	EUR	1,193,859	1,360,312
Concentra Health Services, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.000%)	6.327	07-26-31		794,201	796,186
Confluent Health LLC, 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	8.441	11-30-28		3,850,148	3,686,516
Elsan SAS, 2025 EUR Term Loan B (3 month EURIBOR + 3.500%)	6.156	06-16-31	EUR	1,726,330	1,956,359
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.280	08-01-29		5,535,405	5,542,657
Examworks Bidco, Inc., 2021 Term Loan (1 month CME Term SOFR + 2.750%)	7.077	11-01-28		3,962,485	3,966,091
MED ParentCo LP, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	04-15-31		2,794,107	2,800,002
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month CME Term SOFR + 7.250%)	11.649	03-02-29		2,136,611	2,021,234
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.750%)	8.172	03-02-28		4,520,068	4,377,279
National Mentor Holdings, Inc., 2021 Term Loan C (3 month CME Term SOFR + 3.750%)	8.149	03-02-28		132,761	128,567
Palex Healthcare Group SL, 2024 EUR Term Loan B3 (1 month EURIBOR + 3.500%)	5.509	12-18-30	EUR	1,890,546	2,144,946
Phoenix Newco, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	11-15-28		4,824,792	4,823,682
Precision Medicine Group LLC, 2021 Term Loan (3 month CME Term SOFR + 3.000%)	7.399	11-18-27		1,931,894	1,923,452
Radnet Management, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.250%)	6.580	04-18-31		2,029,647	2,028,693
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4 (3 month EURIBOR + 3.250%)	5.486	08-13-31	EUR	2,657,473	3,008,617
Raven Acquisition Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	11-19-31		3,585,312	3,576,349
Select Medical Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.327	12-03-31		2,661,404	2,663,613
Sharp Services LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.549	12-31-28		1,843,758	1,847,224
Southern Veterinary Partners LLC, 2024 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	7.527	12-04-31		2,434,034	2,434,448
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	8.299	09-27-30		3,615,884	3,550,798
Upstream Newco, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.250%)	8.791	11-20-26		4,299,642	3,332,223
US Radiology Specialists, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.049	12-15-27		925,883	927,272
Health care technology 0.5%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	7.074	05-01-31		4,959,910	4,932,036
Cotiviti, Inc., 2025 2nd Amendment Term Loan (1 month CME Term SOFR + 2.750%)	7.074	03-26-32		54,393	53,962
Pharmaceuticals 3.3%
AI Sirona Luxembourg Acquisition Sarl, 2024 EUR Term Loan B (C)	TBD	09-29-28	EUR	797,372	905,893
AI Sirona Luxembourg Acquisition Sarl, 2025 EUR Term Loan B (C)	TBD	12-31-30	EUR	448,487	510,192
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Amneal Pharmaceuticals LLC, 2023 Term Loan B (1 month CME Term SOFR + 5.500%)	9.827	05-04-28		3,833,937	$3,901,031
Bausch Health Companies, Inc., 2025 Term Loan B (1 month CME Term SOFR + 6.250%)	10.587	10-08-30		2,693,991	2,552,934
Curium Bidco Sarl, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.799	07-31-29		5,781,881	5,789,108
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.327	04-23-31		2,926,579	2,855,258
Financiere Mendel SASU, 2025 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.355	11-08-30	EUR	1,757,363	1,992,923
IQVIA, Inc., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%)	6.049	01-02-31		2,105,221	2,106,547
Jazz Financing Lux Sarl, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	05-05-28		1,813,274	1,811,569
LSCS Holdings, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.500%)	8.799	03-04-32		2,600,702	2,540,235
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	6.573	05-19-31		1,847,659	1,796,849
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	9.271	07-06-28		3,775,119	3,529,737
Perrigo Investments LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.327	04-20-29		1,959,499	1,956,227
Industrials 15.1%					148,287,652
Aerospace and defense 2.1%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.750%)	7.049	10-31-30		2,750,531	2,752,484
Cobham Ultra SeniorCo Sarl, EUR Term Loan B (6 month EURIBOR + 3.500%)	6.090	08-06-29	EUR	1,513,222	1,702,089
Cobham Ultra SeniorCo Sarl, USD Term Loan B (6 month CME Term SOFR + 3.500%)	8.177	08-03-29		3,003,182	2,972,609
Novaria Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	06-06-31		3,363,121	3,357,505
Signia Aerospace LLC, 2024 Term Loan (3 month CME Term SOFR + 3.000%)	7.300	12-11-31		2,605,725	2,595,953
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.799	02-28-31		4,632,147	4,630,618
TransDigm, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.500%)	6.799	01-19-32		838,539	837,977
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month CME Term SOFR + 2.250%)	6.577	12-06-30		1,564,739	1,558,386
Air freight and logistics 1.0%
Apple Bidco LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.827	09-23-31		3,758,821	3,733,148
Artemis Bidco SAS, EUR Term Loan B (C)	TBD	05-28-32	EUR	1,137,386	1,297,101
Rand Parent LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	7.299	03-18-30		519,142	506,942
Stonepeak Nile Parent LLC, Term Loan B (Prime rate + 1.750%)	9.250	04-09-32		3,821,620	3,813,671
Building products 2.2%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	8.811	05-17-28		5,696,441	4,182,156
Azek Group LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.327	09-19-31		1,639,941	1,639,941
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	05-13-29		1,180,096	1,183,341
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.679	04-12-28		1,444,052	1,284,600
Cornerstone Building Brands, Inc., 2022 Term Loan (1 month CME Term SOFR + 5.625%)	9.954	08-01-28		1,437,237	1,278,250
Cornerstone Building Brands, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	8.829	05-15-31		1,796,432	1,500,524
East West Manufacturing LLC, Term Loan B (3 month CME Term SOFR + 5.500%)	9.780	12-22-28		1,408,747	1,380,572
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.500%)	8.061	12-22-28		3,211,277	3,213,011
Lakeshore Learning Materials LLC, Term Loan (1 month CME Term SOFR + 3.500%)	7.941	09-29-28		3,331,800	2,788,317
Wilsonart LLC, 2024 Term Loan B (3 month CME Term SOFR + 4.250%)	8.549	08-05-31		2,802,036	2,701,639
Commercial services and supplies 3.7%
AEA International Holdings Luxembourg Sarl, 2024 USD Term Loan B (3 month CME Term SOFR + 2.750%)	7.049	09-07-28		3,925,099	3,920,192
Anticimex Global AB, 2024 Term Loan B6 (3 month CME Term SOFR + 3.400%)	7.660	11-16-28		4,736,938	4,736,938
Belron Finance 2019 LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 2.750%)	7.049	10-16-31		3,200,963	3,211,366
Cimpress PLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	05-17-28		2,278,767	2,255,979
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month CME Term SOFR + 4.750% and 0.625% PIK)	9.760	09-30-27		5,540,054	5,519,278
Core & Main LP, 2024 Term Loan E (6 month CME Term SOFR + 2.000%)	6.270	02-09-31		2,215,929	2,214,090
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (3 month CME Term SOFR + 3.750%)	8.049	07-06-29		2,878,774	2,871,577
GFL Environmental, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.819	02-04-32		2,430,400	2,417,495
Thevelia US LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.299	06-18-29		1,919,526	1,923,730
Verisure Holding AB, 2024 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.441	05-30-30	EUR	4,000,000	4,560,467
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	7.191	03-24-28		3,268,652	3,241,065
Construction and engineering 1.0%
Azuria Water Solutions, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	05-17-28		1,679,320	1,670,923
Construction Partners, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.829	11-03-31		1,105,327	1,104,985
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Construction and engineering (continued)
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.500%)	7.941	03-31-28		188	$188
Legence Holdings LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	12-18-28		3,295,589	3,280,133
Range Red Operating, Inc., First Out Term Loan (1 month CME Term SOFR + 8.000%) (B)	12.423	10-01-29		825,496	750,451
Range Red Operating, Inc., Second Out Term Loan (1 month CME Term SOFR + 8.000%) (B)	12.423	10-01-29		3,431,590	3,431,590
Electrical equipment 0.2%
Infinite Bidco LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	8.291	03-02-28		2,423,873	2,189,557
Machinery 1.8%
Arcline FM Holdings LLC, 2025 Term Loan (6 month CME Term SOFR + 3.500%)	7.578	06-24-30		4,896,449	4,902,570
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.806	07-01-31		1,456,955	1,451,695
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	07-01-31		2,575,077	2,567,171
Pro Mach Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	7.077	08-31-28		3,696,178	3,697,212
Rubix Group Finco, Ltd., 2024 EUR Term Loan (3 month EURIBOR + 4.000%)	6.138	09-30-28	EUR	1,906,017	2,171,697
TK Elevator US Newco, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.237	04-30-30		2,852,772	2,857,308
Passenger airlines 0.6%
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.055	08-27-29		3,002,650	2,916,324
WestJet Loyalty LP, Term Loan B (3 month CME Term SOFR + 3.250%)	7.549	02-14-31		2,942,162	2,914,329
Professional services 1.8%
Amentum Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	09-29-31		3,307,674	3,289,085
Creative Artists Agency LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%)	7.077	10-01-31		2,636,158	2,634,524
First Advantage Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	10-31-31		2,037,027	2,034,481
Grant Thornton Advisors Holdings LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	7.077	06-02-31		2,185,937	2,176,734
HireRight Holdings Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	09-27-30		2,296,761	2,238,860
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	6.327	05-09-31		2,839,006	2,848,232
TTF Lower Intermediate LLC, 2024 Term Loan (6 month CME Term SOFR + 3.750%)	8.002	07-18-31		2,837,598	2,796,822
Trading companies and distributors 0.1%
Herc Holdings, Inc., Term Loan B (C)	TBD	06-02-32		607,172	609,194
QXO Building Products, Inc., Term Loan B (3 month CME Term SOFR + 3.000%)	7.280	04-30-32		531,133	532,573
Transportation infrastructure 0.6%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	6.327	10-31-31		3,942,567	3,939,531
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	6.327	10-31-31		1,499,627	1,498,472
Information technology 15.4%					151,524,946
Communications equipment 0.5%
Venga Finance Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.750%)	8.344	06-28-29		4,864,277	4,855,180
Electronic equipment, instruments and components 0.2%
C&D Technologies, Inc., 2025 Term Loan (1 month CME Term SOFR + 5.750%)	10.191	12-20-26		2,534,734	2,510,172
IT services 2.5%
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	8.061	11-06-28		4,206,805	4,112,152
Gainwell Acquisition Corp., Term Loan B (3 month CME Term SOFR + 4.000%)	8.399	10-01-27		3,881,947	3,711,142
ION Corporate Solutions Finance Sarl, 2025 EUR Term Loan B (C)	TBD	03-13-28	EUR	938,562	1,060,362
ION Trading Finance, Ltd., 2021 EUR Term Loan B (3 month EURIBOR + 4.250%)	6.605	04-03-28	EUR	2,629,007	2,972,658
ION Trading Technologies Sarl, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.799	04-01-28		1,673,504	1,670,810
Paysafe Holdings US Corp., USD Term Loan B1 (3 month CME Term SOFR + 2.750%)	7.344	06-28-28		2,661,558	2,649,368
PointClickCare Technologies, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.549	11-03-31		210,244	210,507
Starlight Parent LLC, 2025 Term Loan (3 month CME Term SOFR + 4.000%)	8.261	04-16-32		2,717,448	2,675,002
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	04-16-31		2,416,770	2,414,184
Total Webhosting Solutions BV, EUR Term Loan B (1 month EURIBOR + 4.500%)	6.509	11-04-31	EUR	2,514,863	2,865,010
Semiconductors and semiconductor equipment 0.3%
Icon Parent, Inc., 2024 Term Loan (6 month CME Term SOFR + 3.000%)	7.205	11-13-31		2,774,179	2,770,490
Software 11.9%
Access CIG LLC, 2023 Term Loan (6 month CME Term SOFR + 4.250%)	8.381	08-18-28		4,172,514	4,175,393
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Arctera US Holdings LLC, 2024 Priority Term Loan (3 month CME Term SOFR + 12.500%)	16.799	12-09-29		861,996	$856,971
Athena BidCo GmbH, 2025 EUR Term Loan B (C)	TBD	05-16-32	EUR	103,740	118,175
Avaya, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 7.500%)	11.827	08-01-28		17,017	13,372
Azalea TopCo, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	04-30-31		2,688,120	2,686,991
Barracuda Networks, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.500%)	8.780	08-15-29		4,007,104	3,386,003
BEP Intermediate Holdco LLC, Replacement Term Loan (1 month CME Term SOFR + 3.250%)	7.577	04-25-31		581,396	584,303
Boxer Parent Company, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.333	07-30-31		4,383,508	4,349,930
Cegid Group SASU, 2025 EUR Term Loan B3 (3 month EURIBOR + 3.250%)	5.436	01-31-30	EUR	677,389	769,580
Central Parent LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.549	07-06-29		3,807,935	3,382,931
Claudius Finance Sarl, 2025 EUR Term Loan B5 (3 month EURIBOR + 3.250%)	5.436	07-10-28	EUR	2,649,616	3,011,425
Clover Holdings 2 LLC, Term Loan B (3 month CME Term SOFR + 4.000%)	8.295	12-09-31		3,204,013	3,204,013
Clover Holdings SPV III LLC, 2024 USD Term Loan	15.000	12-09-27		294,266	291,691
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	8.191	10-16-28		4,675,548	4,301,504
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%)	8.327	10-16-26		4,779,753	4,711,785
Dodge Data + Analytics LLC, 2024 2nd Out Term Loan B (3 month CME Term SOFR + 4.750%)	9.208	02-28-29		1,801,163	1,441,489
Dodge Data + Analytics LLC, 2024 Tranche A New Money Term Loan (3 month CME Term SOFR + 6.250%)	10.708	01-31-29		1,298,834	1,289,092
ECI Macola, 2024 Term Loan (C)	TBD	05-09-30		584,573	584,994
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	10-09-29		1,952,292	1,953,678
Epicor Software Corp., 2024 Term Loan E (1 month CME Term SOFR + 2.750%)	7.077	05-30-31		4,337,653	4,345,331
Finthrive Software Intermediate Holdings, Inc., 2024 First Out Term Loan (1 month CME Term SOFR + 4.000%)	8.323	12-15-28		3,047,841	2,965,550
Finthrive Software Intermediate Holdings, Inc., 2024 Second Out Term Loan (1 month CME Term SOFR + 4.000%)	8.439	12-15-28		2,065,929	1,854,172
Finthrive Software Intermediate Holdings, Inc., 2024 Term Loan A (1 month CME Term SOFR + 5.250%)	9.574	12-15-28		516,667	513,438
Genesys Cloud Services, Inc., 2025 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.436	01-30-32	EUR	297,964	337,691
Genesys Cloud Services, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	01-30-32		5,603,086	5,583,083
Great Canadian Gaming Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.053	11-01-29		2,531,690	2,485,487
Helios Software Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.799	07-18-30		1,803,998	1,800,986
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	10-27-28		2,747,918	2,755,639
Ivanti Security Holdings LLC, 2025 Newco Term Loan (3 month CME Term SOFR + 5.750%)	10.016	06-01-29		819,481	829,725
Ivanti Software, Inc., 2024 Co-Op Term Loan B (3 month CME Term SOFR + 4.250%)	8.793	12-01-27		3,328,785	2,729,604
Ivanti Software, Inc., 2024 Co-Op Term Loan B1 (3 month CME Term SOFR + 4.000%)	8.469	12-01-27		2,146,736	1,717,389
Marcel Bidco LLC, 2024 USD Term Loan B7 (1 month CME Term SOFR + 3.500%)	7.790	11-12-30		1,844,082	1,848,692
Mavenir Systems, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.750%) (B)	9.325	08-18-28		4,041,477	808,295
Mavenir Systems, Inc., 2024 2nd Amendment Term Loan (3 month CME Term SOFR + 10.000%) (B)	14.423	06-30-25		327,220	289,200
Mavenir Systems, Inc., 2024 Incremental Super Priority Term Loan 3 (3 month CME Term SOFR + 10.000%) (B)	14.261	06-30-25		244,957	216,495
Mavenir Systems, Inc., 2024 Super Senior Delayed Draw Term Loan (6 month CME Term SOFR + 10.000%) (B)	14.444	06-30-25		87,572	87,572
Mavenir Systems, Inc., 2024 Super Senior Term Loan B (3 month CME Term SOFR + 10.000%) (B)	14.254	06-30-25		272,056	233,524
Mavenir Systems, Inc., 2024 Term Loan (3 month CME Term SOFR + 10.000%) (B)	14.396	06-30-25		120,774	106,766
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.329	03-01-29		3,552,527	3,412,203
Mitchell International, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	7.577	06-17-31		5,194,694	5,174,123
Modena Buyer LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.780	07-01-31		3,092,035	2,995,409
Orion Advisor Solutions, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.030	09-24-30		2,645,050	2,653,329
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%)	8.177	02-01-28		3,637,702	3,145,303
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	7.549	10-26-30		4,358,833	4,369,730
Project Boost Purchaser LLC, 2024 Term Loan (3 month CME Term SOFR + 3.000%)	7.299	07-16-31		1,782,897	1,779,652
Project Ruby Ultimate Parent Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.441	03-10-28		5,296,797	5,300,558
Proofpoint, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.000%)	7.327	08-31-28		4,503,958	4,499,589
Sophos Holdings LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	7.943	03-05-27		4,307,362	4,316,537
UKG, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.329	02-10-31		4,671,585	4,679,060
VS Buyer LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	7.019	04-12-31		2,100,457	2,100,457
8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials 7.5%					$74,132,689
Chemicals 3.3%
ASP Unifrax Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 7.750%)	12.049	09-28-29		5,358,253	4,959,759
Avient Corp., 2025 Term Loan B (C)	TBD	08-29-29		440,640	440,825
Derby Buyer LLC, 2024 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.342	11-01-30		883,432	870,622
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (1 and 3 month CME Term SOFR + 4.500%)	9.023	08-30-28		522,109	503,511
Hyperion Refinance Sarl, 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	02-15-31		1,628,638	1,624,729
INEOS US Finance LLC, 2023 USD Term Loan B (1 month CME Term SOFR + 3.250%)	7.577	02-18-30		3,353,039	3,237,795
INEOS US Petrochem LLC, 2023 USD 1st Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.677	04-02-29		3,406,672	3,108,588
INEOS US Petrochem LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.250%)	8.577	10-07-31		300,000	267,000
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	9.191	02-18-28		3,778,059	3,445,892
Nouryon Finance BV, 2024 USD Term Loan B1 (3 month CME Term SOFR + 3.250%)	7.510	04-03-28		1,850,271	1,853,361
Secure Acquisition, Inc., 2021 Term Loan (3 month CME Term SOFR + 3.750%)	8.049	12-16-28		1,898,127	1,895,754
Solenis Holdings, Ltd., 2024 USD Term Loan (3 month CME Term SOFR + 3.000%)	7.299	06-20-31		3,557,440	3,530,333
The Chemours Company, 2023 USD Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	08-18-28		2,682,763	2,631,335
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.075	08-01-30		3,797,229	3,780,635
Construction materials 0.6%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.077	01-31-31		1,606,874	1,610,666
Quikrete Holdings, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.577	03-19-29		2,575,018	2,571,258
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.577	02-10-32		765,484	761,657
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.577	04-14-31		1,640,850	1,632,268
Containers and packaging 3.3%
Altium Packaging LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.827	06-11-31		3,476,120	3,429,783
Balcan Innovations, Inc., Term Loan B (3 month CME Term SOFR + 4.750%)	9.030	10-10-31		1,844,291	1,749,771
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 3.175%)	7.502	04-13-29		2,364,789	2,353,769
Five Star Lower Holding LLC, Term Loan (3 month CME Term SOFR + 4.250%)	8.545	05-05-29		1,908,729	1,894,414
Iris Holding, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	9.130	06-28-28		2,051,036	1,959,519
LABL, Inc., 2021 EUR Term Loan (1 month EURIBOR + 5.000%)	7.009	10-30-28	EUR	1,614,155	1,578,877
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month CME Term SOFR + 5.000%)	9.427	10-30-28		3,238,340	2,877,784
LTI Holdings, Inc. , 2024 Term Loan B (1 month CME Term SOFR + 4.250%)	8.577	07-19-29		4,539,343	4,507,204
Proampac PG Borrower LLC, 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.283	09-15-28		3,975,982	3,968,030
Trident TPI Holdings, Inc., 2024 Term Loan B7 (3 month CME Term SOFR + 3.750%)	8.049	09-15-28		3,896,946	3,764,956
Trivium Packaging Finance BV, EUR Term Loan B (C)	TBD	05-21-30	EUR	1,606,714	1,812,942
Valcour Packaging LLC, 2024 New Money Term Loan A1 (1 month CME Term SOFR + 5.250%)	9.583	10-10-28		337,174	338,522
Valcour Packaging LLC, 2024 Second Out Term Loan (1 month CME Term SOFR + 1.500% and 2.250% PIK)	8.197	10-04-28		2,448,490	2,067,456
Metals and mining 0.3%
Vibrantz Technologies, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	8.642	04-23-29		3,534,413	3,103,674
Utilities 0.8%					8,368,191
Electric utilities 0.2%
Cornerstone Generation LLC, Term Loan B (C)	TBD	10-28-31		1,617,799	1,623,865
Independent power and renewable electricity producers 0.5%
Alpha Generation LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	7.077	09-30-31		1,188,331	1,192,419
Finco Utilitas BV, EUR Fungible Term Loan B (C)	TBD	09-26-30	EUR	652,757	741,173
Finco Utilitas BV, EUR Term Loan B (6 month EURIBOR + 3.500%)	5.879	09-26-30	EUR	754,119	857,335
Talen Energy Supply LLC, 2023 Term Loan B (3 month CME Term SOFR + 2.500%)	6.808	05-17-30		1,684,642	1,685,434
Talen Energy Supply LLC, 2024-1 Incremental Term Loan (3 month CME Term SOFR + 2.500%)	6.808	12-15-31		861,352	861,214
Multi-utilities 0.1%

WEC US Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.250%)	6.574	01-27-31		1,410,065	1,406,751
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 4.7%					$46,202,140
(Cost $53,058,299)
Communication services 0.9%					8,963,777
Diversified telecommunication services 0.3%
Connect Finco SARL (D)	9.000	09-15-29		574,000	547,085
Iliad Holding SASU (D)	7.000	10-15-28		2,017,000	2,049,101
Media 0.6%
Sirius XM Radio LLC (D)	4.125	07-01-30		2,000,000	1,817,137
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (D)(E)	6.393	02-01-29	EUR	614,000	699,666
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (E)	6.393	02-01-29	EUR	1,590,000	1,811,838
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (D)(E)	6.393	02-15-31	EUR	618,000	704,344
United Group BV (Greater of 3 month EURIBOR + 4.250% or 0.000%) (E)	6.393	02-15-31	EUR	1,171,000	1,334,606
Consumer discretionary 1.0%					9,575,303
Automobile components 0.1%
Tenneco, Inc. (D)	8.000	11-17-28		697,000	686,263
Diversified consumer services 0.3%
Pachelbel Bidco SpA (3 month EURIBOR + 4.250%) (D)(E)	6.436	05-17-31	EUR	1,049,000	1,197,043
Pachelbel Bidco SpA (D)	7.125	05-17-31	EUR	961,000	1,164,706
Hotels, restaurants and leisure 0.2%
Flutter Treasury DAC (D)	5.875	06-04-31		934,000	938,670
Sabre GLBL, Inc. (D)	11.125	07-15-30		1,372,000	1,407,672
Household durables 0.2%
Newell Brands, Inc.	5.700	04-01-26		269,000	270,900
Newell Brands, Inc. (F)	6.375	09-15-27		780,000	781,572
Newell Brands, Inc.	6.375	05-15-30		430,000	403,961
Newell Brands, Inc. (D)	8.500	06-01-28		376,000	388,990
Specialty retail 0.2%
Global Auto Holdings, Ltd. (D)	8.750	01-15-32		2,733,000	2,121,273
Global Auto Holdings, Ltd. (D)	11.500	08-15-29		231,000	214,253
Consumer staples 0.2%					2,410,349
Food products 0.2%
Irca SpA (3 month EURIBOR + 3.750%) (D)(E)	6.251	12-15-29	EUR	1,614,000	1,834,889
Post Holdings, Inc. (D)	6.250	02-15-32		566,000	575,460
Financials 0.3%					2,859,361
Mortgage real estate investment trusts 0.3%
Apollo Commercial Real Estate Finance, Inc. (D)(F)	4.625	06-15-29		2,230,000	2,082,395
Blackstone Mortgage Trust, Inc. (D)	7.750	12-01-29		738,000	776,966
Health care 1.0%					9,499,721
Health care providers and services 0.7%
Genesis Care Finance Pty, Ltd. (Overnight SOFR + 5.000%) (B)(D)(E)	9.330	02-16-29		586,335	586,335
Option Care Health, Inc. (D)	4.375	10-31-29		2,250,000	2,144,996
US Acute Care Solutions LLC (D)	9.750	05-15-29		4,332,000	4,402,997
Pharmaceuticals 0.3%
Bausch Health Companies, Inc. (D)	10.000	04-15-32		374,000	370,266
Organon & Company (D)(F)	4.125	04-30-28		2,124,000	1,995,127
Industrials 0.2%					2,226,225
Air freight and logistics 0.2%
Rand Parent LLC (D)(F)	8.500	02-15-30		1,590,000	1,566,762
Marine transportation 0.0%
Anarafe SLU (3 month EURIBOR + 1.000% Cash and 11.750% PIK) (D)(E)	14.936	12-31-26	EUR	209,929	166,858
Passenger airlines 0.0%
JetBlue Airways Corp. (D)(F)	9.875	09-20-31		498,000	492,605
10	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology 0.3%					$2,868,794
Software 0.3%
TeamSystem SpA (3 month EURIBOR + 3.500%) (D)(E)	5.779	07-31-31	EUR	2,514,000	2,868,794
Materials 0.8%					7,798,610
Chemicals 0.2%
ASP Unifrax Holdings, Inc. (5.850% Cash and 1.250% PIK) (D)	7.100	09-30-29		2,189,428	897,656
INEOS Quattro Finance 2 PLC (D)(F)	9.625	03-15-29		1,295,000	1,288,551
Containers and packaging 0.3%
Reno de Medici SpA (3 month EURIBOR + 5.000%) (E)	7.501	04-15-29	EUR	2,909,000	2,758,128
Trivium Packaging Finance BV (D)	8.250	07-15-30		315,000	326,826
Metals and mining 0.3%
Midwest Vanadium Proprietary, Ltd. (D)(G)	11.500	02-15-18		5,663,972	5,664

Vibrantz Technologies, Inc. (D)(F)	9.000	02-15-30		3,577,000	2,521,785
Asset-backed securities 4.7%					$46,339,946
(Cost $45,992,304)
Asset-backed securities 4.7%					46,339,946
37 Capital CLO 3, Ltd. Series 2023-1A, Class D1R (3 month CME Term SOFR + 3.900%) (D)(E)	8.215	07-15-38		650,000	659,414
Allegro CLO XII, Ltd. Series 2020-1A, Class D1R (3 month CME Term SOFR + 3.500%) (D)(E)	7.770	07-21-37		350,000	347,878
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month CME Term SOFR + 3.012%) (D)(E)	7.268	01-15-31		4,900,000	4,900,358
Atlas Senior Loan Fund XI, Ltd. Series 2018-11A, Class D (3 month CME Term SOFR + 3.312%) (D)(E)	7.594	07-26-31		1,250,000	1,250,261
Atlas Senior Loan Fund XVIII, Ltd. Series 2021-18A, Class D (3 month CME Term SOFR + 3.932%) (D)(E)	8.201	01-18-35		450,000	438,633
Battery Park CLO, Ltd. Series 2019-1A, Class DR (3 month CME Term SOFR + 3.750%) (D)(E)	8.006	07-15-36		250,000	250,722
Canyon Capital CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 3.012%) (D)(E)	7.291	01-30-31		750,000	751,590
CarVal CLO III, Ltd. Series 2019-2A, Class DR2 (3 month CME Term SOFR + 2.500%) (D)(E)	6.769	07-20-32		450,000	450,398
CBAM, Ltd. Series 2019-9A, Class DR (3 month CME Term SOFR + 4.150%) (D)(E)	8.406	07-15-37		1,100,000	1,110,977
Columbia Cent CLO, Ltd. Series 2020-29A, Class D1R (3 month CME Term SOFR + 3.862%) (D)(E)	8.131	10-20-34		150,000	150,003
Crown Point CLO, Ltd. Series 2018-7A, Class D (3 month CME Term SOFR + 3.762%) (D)(E)	8.031	10-20-31		250,000	250,356
Halseypoint CLO, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.762%) (D)(E)	8.041	01-30-35		3,150,000	3,093,650
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month CME Term SOFR + 3.912%) (D)(E)	8.181	07-20-34		3,000,000	2,979,012
ICG US CLO, Ltd. Series 2018-1A, Class C (3 month CME Term SOFR + 2.862%) (D)(E)	7.131	04-21-31		750,000	746,336
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month CME Term SOFR + 4.162%) (D)(E)	8.443	07-25-34		3,450,000	3,459,712
Jamestown CLO XVI, Ltd. Series 2021-16A, Class DR (3 month CME Term SOFR + 3.050%) (D)(E)	7.332	07-25-34		3,100,000	3,106,138
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (D)(E)	7.384	04-22-31		1,350,000	1,337,654
OZLM XIV, Ltd. Series 2015-14A, Class B2R3 (3 month CME Term SOFR + 2.700%) (D)(E)	6.956	01-15-38		1,000,000	1,005,603
Parallel, Ltd.
Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (D)(E)	7.931	07-20-34		1,350,000	1,349,930
Series 2021-1A, Class DR (3 month CME Term SOFR + 3.600%) (D)(E)	7.856	07-15-34		250,000	247,331
Rockford Tower CLO, Ltd. Series 2018-1A, Class D (3 month CME Term SOFR + 3.262%) (D)(E)	7.584	05-20-31		600,000	601,313
Romark CLO V, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.892%) (D)(E)	8.148	01-15-35		1,850,000	1,818,063
Sculptor CLO XXVIII, Ltd. Series 28A, Class D1R (3 month CME Term SOFR + 2.850%) (D)(E)	7.119	01-20-35		850,000	842,234
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month CME Term SOFR + 3.962%) (D)(E)	8.231	07-20-34	2,950,000	$2,952,348
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D (3 month CME Term SOFR + 3.912%) (D)(E)	8.193	01-25-32	1,550,000	1,550,676
Trinitas CLO X, Ltd. Series 2019-10A, Class DR (3 month CME Term SOFR + 3.600%) (D)(E)	7.856	01-15-35	1,400,000	1,386,200
Venture CLO, Ltd.
Series 2018-31A, Class D (3 month CME Term SOFR + 3.082%) (D)(E)	7.351	04-20-31	450,000	417,308
Series 2024-50A, Class D1 (3 month CME Term SOFR + 3.860%) (D)(E)	8.130	10-20-37	1,250,000	1,262,526
Venture XXXVII CLO, Ltd. Series 2019-37A, Class D (3 month CME Term SOFR + 4.162%) (D)(E)	8.418	07-15-32	2,200,000	2,184,334
Wellfleet CLO, Ltd.
Series 2020-1A, Class C (3 month CME Term SOFR + 3.962%) (D)(E)	8.218	04-15-33	400,000	399,651
Series 2020-2A, Class DR (3 month CME Term SOFR + 4.062%) (D)(E)	8.318	07-15-34	2,900,000	2,860,125
Series 2021-2A, Class D (3 month CME Term SOFR + 3.862%) (D)(E)	8.118	07-15-34	2,200,000	2,179,212

	Shares	Value
Common stocks 1.1%		$10,760,101
(Cost $12,751,505)
Communication services 0.2%		1,800,504
Entertainment 0.0%
Technicolor Group SAS (B)(H)	128,309,192	56,819
Media 0.2%
DMS Topco LLC (B)(H)	12,699	772,353
New Insight Holdings, Inc. (H)	47,967	971,332
Consumer discretionary 0.0%		12,501
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (B)(H)	96,161	12,501
Silk Topco AS (B)(H)	405,564	0
Health care 0.4%		3,587,240
Health care providers and services 0.2%
GenesisCare Cayman Holdings (B)(H)	24,857	1,607,254
GenesisCare USA Holdings, Inc. (B)(H)	24,857	177,976
Pharmaceuticals 0.2%
Endo, Inc. (H)	85,810	1,802,010
Industrials 0.5%		5,208,447
Construction and engineering 0.5%
Range Red Operating, Inc., Class A1 (B)(H)	2,247	5,208,434
Marine transportation 0.0%
Bahia De Las Isletas SL, Class A (B)(H)	11,482,303	13
Information technology 0.0%		151,409
Communications equipment 0.0%
Vantiva SA (H)	849,152	147,943
Software 0.0%

Avaya Holdings Corp. (H)	478	3,466

Exchange-traded funds 1.5%		$14,565,516
(Cost $14,279,233)
Invesco Senior Loan ETF (F)	698,251	14,565,516
12	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Preferred securities 0.0%		$128,922
(Cost $128,922)
Information technology 0.0%		128,922
Software 0.0%

Veritas US, Inc., Series G (B)(H)	11,149	76,248

Veritas US, Inc., Series G1 (B)(H)	7,702	52,674
Warrants 0.0%		$0
(Cost $0)
Carnelian Point Holdings LP (Expiration Date: 6-30-27; Strike Price: $10.00) (B)(H)	6,919	0
GenesisCare Cayman Holdings (B)(H)(I)	1,363	0
Mavenir Private Holdings II, Ltd. (B)(H)(I)	579,201	0
New Insight Holdings, Inc. (B)(H)(I)	3,597	0

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Cyxtera DC Holdings, Inc. (B)(H)	7,109,466	0
Cyxtera DC Holdings, Inc. (B)(H)	1,102,564	0
Endo Luxembourg Holding Company (B)(H)	4,559,366	0
Magellan Health, Inc. (B)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 6.3%			$62,101,377
(Cost $62,100,879)
Short-term funds 6.3%			62,101,377
John Hancock Collateral Trust (J)	4.2439(K)	2,195,764	21,963,349
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2490(K)	40,138,028	40,138,028
Total investments (Cost $1,038,627,658) 103.7%			$1,020,329,519
Other assets and liabilities, net (3.7%)			(36,704,934)
Total net assets 100.0%			$983,624,585

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $21,393,343.
(G)	Non-income producing - Issuer is in default.
(H)	Non-income producing security.
(I)	Strike price and/or expiration date not available.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 5-31-25.
The fund had the following country composition as a percentage of net assets on 5-31-25:
United States	76.4%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	13

Cayman Islands	4.7%
Luxembourg	4.5%
United Kingdom	2.7%
Canada	2.6%
Netherlands	2.0%
France	1.9%
Sweden	1.0%
Italy	1.0%
Other countries	3.2%
TOTAL	100.0%
14	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	300,000	USD	339,548	MSCS	6/2/2025	$1,087	—
EUR	1,000,000	USD	1,057,533	MSCS	6/5/2025	78,051	—
EUR	4,190,000	USD	4,763,066	MSCS	6/6/2025	—	$(4,688)
USD	317,694	EUR	300,000	MSCS	6/2/2025	—	(22,941)
USD	1,056,730	EUR	1,000,000	MSCS	6/5/2025	—	(78,854)
USD	4,431,300	EUR	4,190,000	MSCS	6/6/2025	—	(327,078)
USD	1,751,648	EUR	1,600,000	MSCS	6/20/2025	—	(67,021)
USD	22,301,382	EUR	20,280,000	MSCS	6/23/2025	—	(754,807)
USD	1,667,683	EUR	1,470,000	MSCS	7/21/2025	—	(6,659)
USD	3,437,354	EUR	3,000,000	MSCS	7/23/2025	19,873	—
USD	10,227,298	EUR	8,940,000	MSCS	7/29/2025	39,132	—
USD	5,921,994	EUR	5,320,000	MSCS	8/11/2025	—	(146,068)
USD	2,958,011	EUR	2,600,000	MSCS	8/12/2025	—	(7,784)
USD	1,245,329	EUR	1,110,000	MSCS	8/20/2025	—	(21,524)
USD	6,391,606	EUR	5,590,000	MSCS	9/3/2025	5,623	—
USD	9,666,604	EUR	8,760,000	MSCS	11/6/2025	—	(383,412)
USD	1,452,062	EUR	1,250,000	MSCS	5/27/2026	196	—
USD	1,560,228	EUR	1,380,000	MSCS	9/9/2026	—	(50,463)
USD	4,796,820	EUR	4,230,000	MSCS	9/10/2026	—	(140,524)
USD	8,806,194	EUR	8,010,000	MSCS	12/4/2026	—	(579,771)
USD	2,639,393	EUR	2,401,000	MSCS	12/14/2026	—	(175,347)
USD	638,200	GBP	500,000	MSCS	4/7/2026	—	(35,913)
						$143,962	$(2,802,854)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Term loans	$840,231,517	—	$833,719,127	$6,512,390
Corporate bonds	46,202,140	—	45,615,805	586,335
Asset-backed securities	46,339,946	—	46,339,946	—
Common stocks	10,760,101	$1,802,010	1,122,741	7,835,350
Exchange-traded funds	14,565,516	14,565,516	—	—
Preferred securities	128,922	—	—	128,922
Warrants	—	—	—	—
Escrow certificates	—	—	—	—
Short-term investments	62,101,377	62,101,377	—	—
Total investments in securities	$1,020,329,519	$78,468,903	$926,797,619	$15,062,997
Derivatives:
Assets
Forward foreign currency contracts	$143,962	—	$143,962	—
Liabilities
Forward foreign currency contracts	(2,802,854)	—	(2,802,854)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
	Term loans	Corporate bonds	Common stocks	Preferred securities	Warrants	Escrow certificates	Total
Balance as of 8-31-24	$2,136,950	$543,328	$1,997,996	—	—	—	$4,678,274
Purchases	4,752,713	43,007	5,572,664	$128,922	—	—	10,497,306
Sales	(1,152,465)	—	(11,955)	—	—	—	(1,164,420)
Realized gain (loss)	(1,536,104)	—	(2,371,886)	—	—	—	(3,907,990)
Transfers into Level 3	2,836,307	—	—	—	—	—	2,836,307
Transfers out of Level 3	—	—	—	—	—	—	—
Net amortization of (premium) discount	154,290	—	—	—	—	—	154,290
Change in unrealized appreciation (depreciation)	(679,301)	—	2,648,531	—	—	—	1,969,230
Balance as of 5-31-25	$6,512,390	$586,335	$7,835,350	$128,922	—	—	$15,062,997
Change in unrealized appreciation (depreciation) at period end[1]	$(2,250,476)	—	$450,160	—	—	—	$(1,800,316)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 5-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Term loans	$5,704,095	Transactions indicative of value	Prior/recent transactions	$85.83 - $100.00	$96.98
	808,295	Exit value	Estimated exit value	$20.00	$20.00
	$6,512,390

Corporate bonds	$586,335	Exit value	Estimated exit value	$100.00	$100.00

Common stocks	$56,832	Value at time of corporate action	Market value equivalent of positions at time of corporate action	0-0.00039 EUR	0-0.00039 EUR
	12,501	Estimated distribution value	Estimated distribution value Discount	$0.15 15%	$0.15 15%
	5,208,434	Market comparable	EV to revenue multiple Discount	8.29x 22%	8.29x 22%
	1,607,254	Market comparable	EV to revenue multiple	7.60x	7.60x
	177,976	Exit value	Estimated exit value	$7.16	$7.16
	772,353	Value at time of corporate action	Market value equivalent of positions at time of corporate action	$60.82	$60.82
	$7,835,350

Preferred securities	$128,922	Value at time of corporate action	Vendor price of prerestructuring position	$6.84	$6.84

Total	$15,062,997

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of May 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Estimated distribution value	Increase	Decrease
Estimated exit value	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Market value equivalent of positions at time of corporate action	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Vendor price of pre-restructuring position	Increase	Decrease
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,195,764	$962,081	$161,919,003	$(140,918,363)	$103	$525	$31,542	—	$21,963,349
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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